Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Operating Segments

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2017

(In millions of Reais, except for share information)

Consolidated Statement of Income	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated
Banking product	69,600	28,748	10,620	108,968	2,082	111,050
Interest margin (1)	38,381	19,426	10,508	68,315	1,276	69,591
Banking service fees	23,963	8,876	46	32,885	1,563	34,448
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	7,256	446	66	7,768	(2,516)	5,252
Other income	—	—	—	—	1,759	1,759
Cost of Credit and Claims	(13,324)	(5,882)	(6)	(19,212)	972	(18,240)
Expenses for allowance for loan and lease losses	(14,005)	(5,053)	(6)	(19,064)	(1,682)	(20,746)
Impairment	—	(1,094)	—	(1,094)	1,094	—
Discounts granted	(785)	(263)	—	(1,048)	1,048	—
Recovery of loans written off as loss	2,688	581	—	3,269	429	3,698
Expenses for claims / recovery of claims under reinsurance	(1,222)	(53)	—	(1,275)	83	(1,192)
Operating margin	56,276	22,866	10,614	89,756	3,054	92,810
Other operating income (expenses)	(37,280)	(14,523)	(1,647)	(53,450)	(7,149)	(60,599)
Non-interest expenses (2)	(32,885)	(13,265)	(831)	(46,981)	(7,137)	(54,118)
Tax expenses for ISS, PIS and COFINS and Other	(4,395)	(1,258)	(816)	(6,469)	(560)	(7,029)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	548	548
Net income before income tax and social contribution	18,996	8,343	8,967	36,306	(4,095)	32,211
Income tax and social contribution	(7,146)	(2,412)	(1,777)	(11,335)	3,392	(7,943)
Non-controlling interest in subsidiaries	(166)	117	(22)	(71)	(294)	(365)
Result of Citibank’s operations	(21)	—	—	(21)	21	—
Net income	11,663	6,048	7,168	24,879	(976)	23,903

(1)	Includes net interest and similar income and expenses of R$ 66,365 dividend income of R$ 301, net gain (loss) on investment securities and derivatives of R$ 3,175 and results from foreign exchange results and exchange variation of transactions abroad of R$ (250).
(2)	Refers to general and administrative expenses including depreciation expenses of R$ 1,564 amortization expenses of R$ 1,470 and insurance acquisition expenses of R$ 310.

Total assets (1) - 12/31/2017	970,137	604,384	119,309	1,503,503	(68,534)	1,434,969

Total liabilities - 12/31/2017	934,835	548,185	71,873	1,364,566	(77,603)	1,286,963

(1) Includes:
Investments in associates and joint ventures	1,168	—	3,986	5,154	17	5,171
Goodwill	1,452	6,666	—	8,118	2,598	10,716
Fixed assets, net	5,105	1,290	—	6,395	964	7,359
Intangible assets, net	7,286	1,028	—	8,314	353	8,667

The consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2016

(In millions of Reais except per share information)

Consolidated Statement of Income	Retail Banking	Wholesale Banking	Actitivities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated
Banking product	70,496	30,498	9,412	110,406	8,255	118,661
Interest margin (1)	40,073	21,929	9,264	71,266	8,215	79,481
Banking service fees	22,659	8,072	59	30,790	1,128	31,918
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	7,764	497	89	8,350	(2,470)	5,880
Other income	—	—	—	—	1,382	1,382
Cost of Credit and Claims	(15,820)	(10,645)	71	(26,394)	4,272	(22,122)
Expenses for allowance for loan and lease losses	(16,717)	(8,914)	71	(25,560)	1,181	(24,379)
Impairment	(26)	(1,856)	—	(1,882)	1,882	—
Discounts granted	(893)	(318)	—	(1,211)	1,211	—
Recovery of loans written off as loss	3,242	502	—	3,744	(2)	3,742
Expenses for claims / recovery of claims under reinsurance	(1,426)	(59)	—	(1,485)	—	(1,485)
Operating margin	54,676	19,853	9,483	84,012	12,527	96,539
Other operating income (expenses)	(37,202)	(13,410)	(2,387)	(52,999)	(5,348)	(58,347)
Non-interest expenses (2)	(32,883)	(12,034)	(1,616)	(46,533)	(4,371)	(50,904)
Tax expenses for ISS, PIS and COFINS and Other	(4,319)	(1,376)	(771)	(6,466)	(1,505)	(7,971)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	528	528
Net income before income tax and social contribution	17,474	6,443	7,096	31,013	7,179	38,192
Income tax and social contribution	(6,328)	(1,081)	(1,237)	(8,646)	(5,964)	(14,610)
Non-controlling interest in subsidiaries	(223)	79	(1)	(145)	(174)	(319)
Net income	10,923	5,441	5,858	22,222	1,041	23,263

(1)	Includes net interest and similar income and expenses of R$ 66,369 dividend income of R$ 288, net gain (loss) on investment securities and derivatives of R$ 7,311 and foreign exchange results and exchange variation on transactions of abroad R$ 5,513.
(2)	Refers to general and administrative expenses including depreciation expenses of R$ 1,702 amortization expenses of R$ 1,292 and insurance acquisition expenses of R$ 721.

Total assets (1) - 12/31/2016	909,779	585,088	116,401	1,427,084	(73,843)	1,353,241

Total liabilities - 12/31/2016	877,792	525,390	80,810	1,299,869	(81,442)	1,218,427

(1) Includes:
Investments in associates and joint ventures	1,325	—	3,106	4,431	642	5,073
Goodwill	1,398	6,171	—	7,569	2,106	9,675
Fixed assets, net	5,635	1,177	—	6,812	1,230	8,042
Intangible assets, net	6,559	1,105	—	7,664	(283)	7,381

The Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.

From January 1 to December 31, 2015

(In millions of Reais except per share information)

Consolidated Statement of Income	Retail Banking	Wholesale Banking	Actitivities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated
Banking product	71,203	25,898	7,641	104,742	(12,731)	92,011
Interest margin (1)	41,705	18,171	7,513	67,389	(12,781)	54,608
Banking service fees	21,159	7,282	59	28,500	952	29,452
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	8,339	445	69	8,853	(2,181)	6,672
Other income	—	—	—	—	1,279	1,279
Cost of Credit and Claims	(14,601)	(6,055)	98	(20,558)	(777)	(21,335)
Expenses for allowance for loan and lease losses	(16,232)	(6,764)	98	(22,898)	(1,619)	(24,517)
Impairment	—	(85)	—	(85)	85	—
Discounts granted	(708)	(39)	—	(747)	747	—
Recovery of loans written off as loss	3,886	883	—	4,769	10	4,779
Expenses for claims / recovery of claims under reinsurance	(1,547)	(50)	—	(1,597)	—	(1,597)
Operating margin	56,602	19,843	7,739	84,184	(13,508)	70,676
Other operating income (expenses)	(35,924)	(11,130)	(1,948)	(49,002)	(3,409)	(52,411)
Non-interest expenses (2)	(31,547)	(9,877)	(1,522)	(42,946)	(4,680)	(47,626)
Tax expenses for ISS, PIS and COFINS and Other	(4,377)	(1,253)	(426)	(6,056)	651	(5,405)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	620	620
Net income before income tax and social contribution	20,678	8,713	5,791	35,182	(16,917)	18,265
Income tax and social contribution	(7,263)	(2,691)	(1,040)	(10,994)	18,885	7,891
Non-controlling interest in subsidiaries	(342)	—	(14)	(356)	(60)	(416)
Net income	13,073	6,022	4,737	23,832	1,908	25,740

(1)	Includes net interest and similar income and expenses of R$ 72,725, dividend income of R$ 98 net gain (loss) on investment securities and derivatives of R$ (11,862) and foreign exchange results and exchange variation on transactions of abroad R$ (6,353).
(2)	Refers to general and administrative expenses including depreciation expenses of R$ 1,688, amortization expenses of R$ 910 and insurance acquisition expenses of R$ 1,138.

Total assets (1) - 12/31/2015	873,202	547,236	127,716	1,359,172	(82,757)	1,276,415

Total liabilities - 12/31/2015	840,033	502,887	97,017	1,250,955	(88,599)	1,162,356

(1) Includes:
Investments in associates and joint ventures	1,064	—	2,436	3,500	899	4,399
Goodwill	232	—	—	232	1,825	2,057
Fixed assets, net	5,781	1,274	—	7,055	1,486	8,541
Intangible assets, net	6,606	857	—	7,463	(1,168)	6,295

Summary of Information on Result of Main Services and Products and Noncurrent Assets by Geographic Area

Information on the result of main services and products and noncurrent assets by geographic area are as follows:

	01/01 to 12/31/2017			01/01 to 12/31/2016			01/01 to 12/31/2015
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	129,815	18,101	147,916	154,653	19,954	174,607	117,140	12,532	129,672
Income related to insurance, private pension and capitalization
operations before claim and selling expenses	5,105	147	5,252	5,748	132	5,880	6,570	102	6,672
Banking service fees	31,296	3,152	34,448	29,061	2,857	31,918	27,072	2,380	29,452
Non-current assets (3)	12,695	3,331	16,026	13,299	2,124	15,423	13,841	995	14,836

(1)	Includes interest and similar income, dividend income, net gain (loss) on investment securities and derivatives, foreign exchange results, and exchange variation on transactions.
(2)	ITAÚ UNIBANCO HOLDING does not have clients representing 10% or higher of its revenues.